Credit risks and concentration (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Internet Search Company [Member]
Concentration Risk [Line Items]
Percentage of total	5.00%	13.00%